RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of loss before income tax

	Years ended December 31,
	2025	2024

U.S.	$–	$(129,121)
BVI	(147,494)	(31,775)
Foreign	(485,947)	140,023

Loss before income taxes	$(633,441)	$(20,873)

Provision for income taxes for the years ended December 31, 2025, and 2024 is summarized as follows:

INCOME TAX (Details - Income tax provision)

Years ended December 31,
	2025	2024

Current:
U.S.	$–	$–
BVI	–	–
Foreign	–	–

Total provision for income taxes	$–	$–

Schedule of reconciliation of the federal income tax
Schedule of reconciliation of the federal income tax
	Years ended December 31,
	2025			2024
	Amount	%		Amount	%

Loss before income taxes	$(633,441)			$(20,873)
Federal statutory tax rate	(133,023)	21.00%		(4,383)	21.00%
State and local income tax, net of federal income tax effect
Foreign tax effects:
Bangladesh
Foreign rate difference	(558)	0.09%		(2,117)	10.14%
Malaysia
Foreign rate difference	(53,026)	8.37%		(5,178)	24.81%
Changes in valuation allowances	186,608	(29.46%	)	11,698	(56.04%	)

Income tax expense and effective tax rate	$–	–		$21	0.09%

INCOME TAX (Details - Components of deferred tax assets)

	As of December 31,
	2025	2024

Deferred tax assets
Net operating loss (NOL) carryforwards:
US	$–	$4,000,000
Malaysia	2,800,000	2,300,000
Bangladesh	87,000	79,000
Less: Valuation allowance	(2,887,000)	(6,379,000)
Total deferred tax assets	$–	$–

Schedule of related party balances

	As of December 31,
	2025	2024

Due to Porta Capital Limited (“Porta Capital”)	$1,051,220	$1,068,099
Due to Bru Haas (B) Sdn Bhd (“Bru Haas (B)”)	2,300,518	1,695,698
Due to Bru Haas Sdn Bhd (“Bru Haas”)	107,977	80,381
Due from Veo Edge Technology Limited	–	(6,055)
Due (from) to Clicque Technology Sdn Bhd (“Clicque”)	(9,074)	(162,361)
Due to directors	253,142	221,156
Due to former subsidiary - Leet Entertainment Group Limited (“Leet HK”)	414,814	414,814
	$4,118,597	$3,311,732

Schedule of related party transactions

	Years ended December 31,
Nature of transactions with related parties	2025	2024

Research and development consulting fee to related parties:
- Porta Capital	$118,546	$35,985

Rent expense of Matchroom platform server to related parties:
- Porta Capital	$58,728	$113,951
- Bru Haas (B)	123,201	239,530
- Clicque	49	241

Total rent expense of Matchroom platform server to related parties	$181,978	$353,722

Network Bandwidth expense to related parties
- Bru Haas (B)	$125,563	$215,998

Operating expenses paid on behalf of related parties
- Veo Edge Technology Limited	$–	$(6,055)

Debt restructuring with former subsidiary
- Leet HK	$414,814	$414,814

Director fee
- Ganesha	$8,177	$13,123

During the year ended December 31, 2025 and 2024, the Company utilized space on a rent-free basis in the office located at Unit 805, 8th Floor, Menara Mutiara Majestic, Jalan Othman, Petaling Jaya 46000, Selangor, Malaysia which is owned by Mr. Song. The fair market value of the rent is RM1,800 per month.